Note 7 - Property and equipment, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2025
Building
Schedule of Financial Instruments Owned and Pledged as Collateral
	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life
2025/12/31	Buildings	72,386	-30,012	42,374	20 years
2024/12/31	Buildings	69,349	-25,632	43,717	20 years